Lease liabilities and right-of-use assets - Depreciation of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation is allocated as detailed below:
General and administrative expenses	$ 1,216,495	$ 541,218	$ 363,809
Assets classified as held for sale	268,393	129,845	125,483
General and administrative expenses
Depreciation is allocated as detailed below:
General and administrative expenses	$ 948,102	$ 411,373	$ 238,326